ADVANCE TO DIRECTOR	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
NOTE 4 - ADVANCE TO DIRECTOR

As of December 31, 2017, Chris (Chi Jui) Hong, (Chief Executive Officer and Director of the Company), had an outstanding payable amount of $36,398 to the Company which the Company has advanced the amount to him to pay administrative and operating expenses.